Related Party Transactions and Balances (Details) ¥ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Jiangsu Guomai [Member]
Related Party Transactions and Balances [Line Items]
Advanced amount	$ 10,438,861
Fixed interest rate on advances	2.35%
Interest amount	$ 10,009,867
Zhongxiangxin [Member]
Related Party Transactions and Balances [Line Items]
Advanced amount		$ 6,849,972		¥ 50.0
Fixed interest rate on advances		2.35%
Interest amount		$ 6,854,443
Hainan Guoxie [Member]
Related Party Transactions and Balances [Line Items]
Advanced amount	$ 1,275,600	$ 10,190,726	¥ 5.8